SHARE-BASED COMPENSATION - Employee ownership plan of Yaofang (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased compensation expense	¥ 75,695	¥ 54,281	¥ 51,359
Employee ownership plan of 1 Pharmacy Technology
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance Price	¥ 32,500
Fair value of Ordinary Shares	¥ 14.2
Share issued price	¥ 1.0
Number of shares of LLps unvested and expected to vest	32,500,000
Sharebased compensation expense	¥ 17,000
Unrecognized compensation expense	¥ 408,188
Weighted average period of non vested options	3 years 9 months 18 days